Compensation of key management	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Compensation of key management
Compensation of key management
Key management includes all directors, including both executive and non-executive directors, as well as the Executive Chairman and Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Commercial Officer and President. The compensation earned by key management is as follows:

	2019	2018
	$	$

Salaries and employee benefits	3,392	4,205
Share-based compensation	1,838	2,146
Termination benefits	732	2,899

	5,962	9,250